United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07797

SUNAMERICA FOCUSED SERIES, INC.

(Exact name of registrant as specified in charter)

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311

(Address of principal executive offices)(Zip code)

Vincent M. Marra

Senior Vice President

AIG SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6464

Date of fiscal year end: October 31

Date of reporting period: January 31, 2007

Item 1. Schedule of Investments.

FOCUSED EQUITY STRATEGY PORTFOLIO @

PORTFOLIO OF INVESTMENTS — January 31, 2007 (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES# — 100.4%
Domestic Equity Investment Companies — 85.2%
SunAmerica Focused Series, Inc.
Focused Large-Cap Growth Portfolio,
Class A †	10,712,311	$205,247,888
SunAmerica Focused Series, Inc.
Focused Large-Cap Value Portfolio,
Class A	12,112,336	206,757,579
SunAmerica Focused Series, Inc.
Focused Mid-Cap Growth Portfolio,
Class A	3,419,642	49,687,400
SunAmerica Focused Series, Inc.
Focused Mid-Cap Value Portfolio,
Class A	3,178,660	48,156,697
SunAmerica Focused Series, Inc.
Focused Small-Cap Growth Portfolio,
Class A	1,158,575	20,379,330
SunAmerica Focused Series, Inc.
Focused Small-Cap Value Portfolio,
Class A	1,097,279	20,595,936
Total Domestic Equity Investment Companies
(cost $502,244,383)		550,824,830
International Equity Investment Companies — 15.2%
SunAmerica Focused Series, Inc. Focused International Equity
Portfolio, Class A
(cost $90,355,501)	4,954,105	98,487,602
Total Long-Term Investment Companies
(cost $592,599,884) (1)	100.4%	649,312,432
Liabilities in excess of other assets	(0.4)	(2,658,865)
NET ASSETS	100.0%	$646,653,567

†                  Non-income producing security

#                 See Note 3

@            The Focused Equity Strategy Portfolio invests in various AIG SunAmerica Mutual Funds, some of which may not be presented in this report. Additional information on the underlying funds is available at our website, www.sunamericafunds.com.

(1)          See Note 4 for cost of investments on a tax basis

See Notes to Portfolio of Investments

FOCUSED MULTI-ASSET STRATEGY PORTFOLIO @

PORTFOLIO OF INVESTMENTS — January 31, 2007 (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES# — 100.2%
Domestic Equity Investment Companies — 70.9%
SunAmerica Focused Series, Inc. Focused Growth Portfolio,
Class A †	3,586,159	$89,223,624
SunAmerica Focused Series, Inc. Focused Growth and Income Portfolio,
Class A	4,459,925	90,536,477
SunAmerica Focused Series, Inc. Focused Large-Cap Growth Portfolio,
Class A †	4,652,605	89,143,920
SunAmerica Focused Series, Inc. Focused Large-Cap Value Portfolio,
Class A	5,199,360	88,753,077
SunAmerica Focused Series, Inc. Focused Small-Cap Growth Portfolio,
Class A	5,140,455	90,420,609
SunAmerica Focused Series, Inc. Focused Small-Cap Value Portfolio,
Class A	4,662,263	87,510,671
SunAmerica Focused Series, Inc. Focused Value Portfolio,
Class A	3,853,942	90,336,401
Total Domestic Equity Investment Companies
(cost $538,791,789)		625,924,779
Fixed Income Investment Companies — 19.0%
SunAmerica Income Funds
SunAmerica GNMA Fund, Class A	7,592,041	83,588,375
SunAmerica Income Funds
SunAmerica Strategic Bond Fund, Class A	23,486,620	84,551,832
Total Fixed Income Investment Companies
(cost $168,246,181)		168,140,207
International Equity Investment Companies — 10.3%
SunAmerica Focused Series, Inc. Focused International Equity Portfolio,
Class A (cost $78,137,215)	4,549,970	90,453,411
Total Long-Term Investment Securities
(cost $785,175,185)(1)	100.2%	884,518,397
Liabilities in excess of other assets	(0.2)	(1,726,523)
NET ASSETS	100.0%	$882,791,874

†                  Non-income producing security

#                 See Note 3

@            The Focused Multi-Asset Strategy Portfolio invests in various AIG SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.sunamericafunds.com.

(1)          See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

FOCUSED BALANCED STRATEGY PORTFOLIO @

PORTFOLIO OF INVESTMENTS — January 31, 2007 (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES# — 100.1%
Domestic Equity Investment Companies — 56.6%
SunAmerica Focused Series, Inc.
Focused Large-Cap Growth Portfolio,
Class A †	5,300,960	$101,566,400
SunAmerica Focused Series, Inc.
Focused Large-Cap Value Portfolio,
Class A	5,789,467	98,826,197
SunAmerica Focused Series, Inc.
Focused Mid-Cap Growth Portfolio,
Class A	1,598,146	23,221,064
SunAmerica Focused Series, Inc.
Focused Mid-Cap Value Portfolio,
Class A	1,436,587	21,764,297
SunAmerica Focused Series, Inc. Focused Small-Cap Growth Portfolio,
Class A	534,980	9,410,299
SunAmerica Focused Series, Inc. Focused Small-Cap Value Portfolio,
Class A	509,691	9,566,900
Total Domestic Equity Investment Companies
(cost $238,022,905)		264,355,157
Fixed Income Investment Companies — 33.2%
SunAmerica Income Funds
SunAmerica GNMA Fund,
Class A	7,172,360	78,967,685
SunAmerica Income Funds
SunAmerica Strategic Bond Fund,
Class A	21,033,873	75,721,942
Total Fixed Income Investment Companies
(cost $154,973,106)		154,689,627
International Equity Investment Companies — 10.3%
SunAmerica Focused Series, Inc. Focused International Equity Portfolio,
Class A
(cost $43,815,905)	2,411,015	47,930,970
Total Long-Term Investment Companies
(cost $436,811,916) (1)	100.1%	466,975,754
Liabilities in excess of other assets	(0.1)	(449,926)
NET ASSETS	100.0%	$466,525,828

†                  Non-income producing security

#                 See Note 3

@            The Focused Balanced Strategy Portfolio invests in various AIG SunAmerica Mutual Funds, some of which may not be presented in this report. Additional information on the underlying funds is available at our website, www.sunamericafunds.com.

(1)          See Note 4 for cost of investments on a tax basis

See Notes to Portfolio of Investments

FOCUSED FIXED INCOME AND EQUITY STRATEGY PORTFOLIO @

PORTFOLIO OF INVESTMENTS — January 31, 2007 (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES#— 99.9%
Domestic Equity Investment Companies— 30.8%
SunAmerica Focused Series, Inc. Focused Large-Cap Growth Portfolio
Class A †	529,411	$10,143,515
SunAmerica Focused Series Inc.
Focused Large-Cap Value Portfolio
Class A	518,386	8,848,842
Total Domestic Equity Investment Companies
(cost $17,220,996)		18,992,357
Fixed Income Investment Companies— 64.9%
SunAmerica Income Funds
SunAmerica GNMA Fund,
Class A	435,838	4,798,578
SunAmerica Income Funds
SunAmerica High Yield Bond Fund,
Class A	1,040,628	4,953,390
SunAmerica Income Funds
SunAmerica Strategic Bond Fund,
Class A	4,224,447	15,208,011
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund,
Class A	1,633,518	14,979,359
Total Fixed Income Investment Companies		39,939,338
(cost $39,604,778)
International Equity Investment Companies— 4.2%
SunAmerica Focused Series, Inc. Focused International Equity Portfolio,
Class A (cost $2,299,864)	130,537	2,595,068
Total Long-Term Investment Companies
(cost $59,125,638) (1)	99.9%	61,526,763
Other assets less liabilities	0.1	76,752
NET ASSETS	100.0%	$61,603,515

†                  Non-income producing securities

#                 See Note 3

@            The Focused Fixed Income and Equity Strategy Portfolio invests in various AIG SunAmerica Mutual Funds, some of which may not be presented in this report. Additional information on the underlying funds is available at our website,
www.sunamericafunds.com

(1)          See Note 4 for cost of investments on a tax basis

See Notes to Portfolio of Investments

FOCUSED FIXED INCOME STRATEGY PORTFOLIO @

PORTFOLIO OF INVESTMENTS — January 31, 2007 (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES # — 100.8%
Domestic Equity Investment Companies — 10.6%
SunAmerica Focused Series, Inc. Focused Growth and Income Portfolio,
Class A
(cost $1,973,584)	120,867	$2,453,599
Fixed Income Investment Companies — 90.2%
SunAmerica Income Funds
SunAmerica GNMA Fund,
Class A	444,630	4,895,374
SunAmerica Income Funds
SunAmerica High Yield Bond Fund,
Class A	476,190	2,266,666
SunAmerica Income Funds
SunAmerica Strategic Bond Fund,
Class A	1,890,557	6,806,007
SunAmerica Income Funds
SunAmerica U.S. Government Securities Fund,
Class A	749,676	6,874,525
Total Fixed Income Investment Companies
(cost $20,752,014)		20,842,572
Total Long-Term Investment Securities
(cost $22,725,598) (1)	100.8%	23,296,171
Liabilities in excess of other assets	(0.8)	(188,092)
NET ASSETS	100.0%	$23,108,079

†                  Non-income producing security

#                 See Note 3

@            The Focused Fixed Income Strategy Portfolio invests in various AIG SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.sunamericafunds.com.

(1)          See note 4 for cost of investments on a tax basis

See Notes to Portfolio of Investments

FOCUSED LARGE-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS — January 31, 2007 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 97.0%
Aerospace/Defense — 12.6%
General Dynamics Corp.	654,644	$51,160,429
Lockheed Martin Corp.	734,110	71,348,151
Raytheon Co.	700,000	36,330,000
		158,838,580
Applications Software — 2.1%
Microsoft Corp.	860,000	26,539,600
Building-Residential/Commercial — 5.2%
Lennar Corp., Class A	1,198,788	65,190,092
Cable TV — 4.8%
Comcast Corp., Class A†	1,380,404	61,179,505
Casino Hotel — 5.8%
Las Vegas Sands Corp.†	708,226	73,705,080
Cellular Telecom — 2.5%
America Movil SA de CV, Series L ADR	703,830	31,221,899
Computers — 6.2%
Hewlett-Packard Co.	880,000	38,086,400
International Business Machines Corp.	400,000	39,660,000
		77,746,400
Diversified Manufactured Operations — 3.2%
Honeywell International, Inc.	870,000	39,750,300
Electronic Components-Semiconductors — 2.9%
NVIDIA Corp.†	1,198,700	36,740,155
Electronic Measurement Instruments — 2.6%
Garmin, Ltd.	663,200	33,305,904
Finance-Other Services — 2.4%
Chicago Merchantile Exchange Holdings, Inc.	53,060	29,888,698
Medical-Biomedical/Gene — 8.5%
Celgene Corp.†	469,200	25,186,656
Genentech, Inc.†	931,619	81,395,552
		106,582,208
Medical-Drugs — 3.0%
Forest Laboratories, Inc.†	670,000	37,593,700
Medical-HMO — 4.5%
UnitedHealth Group, Inc.	1,097,317	57,345,786
Motorcycle/Motor Scooter — 3.0%
Harley-Davidson, Inc.	550,000	37,548,500
Multimedia — 2.1%
News Corp., Class A	1,119,800	26,035,350
Networking Products — 3.6%
Cisco Systems, Inc.†	1,712,736	45,541,650
Oil Companies-Integrated — 2.9%
Exxon Mobil Corp.	500,000	37,050,000
Retail-Major Department Stores — 4.8%
J.C. Penney Co., Inc.	749,600	60,897,504
Retail-Regional Department Stores — 3.0%
Kohl’s Corp.†	540,000	38,291,400
Retail-Restaurants — 1.1%
McDonald’s Corp.	327,000	14,451,013
Tobacco — 2.0%
Reynolds American, Inc.	384,400	24,793,800
Transport-Rail — 4.6%
Burlington Northern Santa Fe Corp.	714,992	57,456,757
Transport-Services — 3.6%
FedEx Corp.	408,641	45,113,966
Total Long-Term Investment Securities
(cost $980,785,211)		1,222,807,847
REPURCHASE AGREEMENTS — 1.6%
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 01/31/07, to be repurchased 02/01/07 in the amount of $596,050 and collateralized by $655,000 of Federal National Mtg. Assoc. Notes, bearing interest at 5.50%, due 07/14/28 and having an approximate value of $611,154	$596,000	596,000
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 01/31/07, to be repurchased 02/01/07 in the amount of $20,119,677 and collateralized by $20,575,000 of Federal Home Loan Mtg. Notes, bearing interest at 5.30%, due 01/09/12 and having an approximate value of $20,523,563	20,118,000	20,118,000

Total Repurchase Agreements
(cost $20,714,000)		20,714,000
TOTAL INVESTMENTS
(cost $1,001,499,211)(1)	98.6%	1,243,521,847
Other assets less liabilities	1.4	17,550,202
NET ASSETS	100.0%	$1,261,072,049

†                  Non-income producing security

ADR — American Depository Receipt

(1)          See Note 4 for cost of investments on a tax basis

See Notes to Portfolio of Investments

FOCUSED GROWTH PORTFOLIO @

PORTFOLIO OF INVESTMENTS — January 31, 2007 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 91.8%
Agricultural Operations — 6.2%
Bunge, Ltd.	318,965	$24,544,357
Commercial Services-Finance — 2.5%
Western Union Co.	446,900	9,983,746
Computers — 5.6%
Apple Computer, Inc.†	258,180	22,133,771
Computers-Integrated Systems — 2.7%
Diebold, Inc.	230,485	10,682,980
Diagnostic Equipment — 3.0%
Cytyc Corp.†	412,423	11,927,273
Disposable Medical Products — 3.3%
C.R. Bard, Inc.	157,500	12,996,900
Diversified Manufactured Operations — 6.0%
Cooper Industries, Ltd.	117,200	10,710,908
ITT, Inc.	222,400	13,266,160
		23,977,068
Electric Products-Misc. — 3.6%
AMETEK, Inc.	411,000	14,245,260
Enterprise Software/Service — 2.6%
Oracle Corp.†	597,200	10,247,952
Finance-Investment Banker/Broker — 2.4%
UBS AG	151,585	9,551,371
Industrial Automated/Robotic — 2.9%
Rockwell Automation, Inc.	189,400	11,593,174
Instruments-Controls — 2.7%
Nice SpA (1)	1,249,760	10,757,795
Medical Information Systems — 2.6%
Allscripts Heathcare Solutions, Inc.†	341,700	10,456,020
Medical Instruments — 3.6%
Intuitive Surgical, Inc.†	145,010	14,270,434
Medical-Biomedical/Gene — 8.8%
Celgene Corp.†	429,263	23,042,838
Genzyme Corp.†	178,600	11,739,378
		34,782,216
Oil Companies-Exploration & Production — 3.3%
ATP Oil & Gas Corp.†	312,822	13,007,139
Printing-Commercial — 3.0%
VistaPrint, Ltd.†	273,859	11,800,584
Research & Development — 3.4%
Pharmaceutical Product Development, Inc.	384,700	13,272,150
Retail-Automobile — 1.5%
Hertz Global Holdings, Inc.†	326,300	6,075,706
Retail-Discount — 2.3%
Target Corp.	150,000	9,204,000
Retail-Restaurants — 3.8%
Chipotle Mexican Grill, Inc., Class A†	255,575	15,186,267
Semiconductors Components-Intergrated Circuits — 2.6%
Integrated Device Technology, Inc.†	685,200	10,367,076
Telecom Services — 7.5%
Amdocs, Ltd.†	265,800	9,217,944
NTL, Inc.	384,000	10,464,000
Time Warner Telecom, Inc., Class A†	430,715	10,027,045
		29,708,989
Web Portals/ISP — 5.9%
Google, Inc., Class A†	46,815	23,468,359
Total Long-Term Investment Securities
(cost $300,802,912)		364,240,587
SHORT-TERM INVESTMENT SECURITIES — 7.0%
Commercial Paper — 2.1%
Rabobank USA Financial Corp.
5.26% due 02/01/07	$8,400,000	8,400,000
U.S. Government Agencies — 4.9%
Federal Home Loan Bank Discount Disc. Notes
5.00% due 02/01/07	19,600,000	19,600,000
Total Short-Term Investment Securities
(cost $28,000,000)		28,000,000
REPURCHASE AGREEMENTS — 1.7%
State Street Bank & Trust Co. Joint Repurchase Agreement (2)	6,187,000	6,187,000
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 01/31/07, to be repurchased 02/01/07 in the amount of $561,047 and collateralized by $615,000 of Federal National Mtg. Assoc. Notes, bearing interest at 5.50%, due 07/14/28 and having an approximate value of $573,831	561,000	561,000
Total Repurchase Agreements
(cost $6,748,000)		6,748,000
TOTAL INVESTMENTS
(cost $335,550,912)(3)	100.5%	398,988,587
Liabilities in excess of other assets	(0.5)	(2,097,031)
NET ASSETS	100.0%	$396,891,556

@            On November 21, 2006 Focused Multi-Cap Growth Portfolio changed its name to Focused Growth Portfolio.

†                  Non-income producing security

(1)          Security was valued using fair value procedures at January 31, 2007. See Note 1 regarding fair value pricing procedures for foreign equity securities.

(2)          See Note 2 for details of Joint Repurchase Agreement

(3)          See Note 4 for cost of investments on a tax basis

See Notes to Portfolio of Investments

FOCUSED MID-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS — January 31, 2007 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 93.1%
Aerospace/Defense — 3.3%
Spirit Aerosystems Holdings, Inc., Class A†	87,720	$2,686,864
Agricultural Chemicals — 3.1%
Agrium, Inc.	73,055	2,533,547
Auto-Heavy Duty Trucks — 1.5%
Oshkosh Truck Corp., Class B	23,450	1,238,160
Auto/Truck Parts & Equipment-Original — 1.1%
Autoliv, Inc.	14,600	880,964
Building & Construction Products-Misc. — 2.5%
Vulcan Materials Co.	20,000	2,036,800
Casino Services — 1.4%
International Game Technology	27,000	1,173,420
Commercial Services — 3.6%
Alliance Data Systems Corp.†	43,000	2,920,990
Computer Aided Design — 3.0%
Ansys, Inc.†	49,485	2,468,807
Computer Software — 2.8%
Blackbaud, Inc.	93,850	2,249,584
Dialysis Centers — 7.2%
DaVita, Inc.†	107,100	5,847,660
Distribution/Wholesale — 3.3%
Pool Corp.	74,500	2,726,700
Engineering/R&D Services — 3.6%
McDermott International, Inc.†	56,250	2,904,750
Finance-Commercial — 4.4%
CapitalSource, Inc.	130,500	3,626,595
Food-Wholesale/Distribution — 3.6%
United Natural Foods, Inc.†	87,700	2,897,608
Hotel/Motel — 3.0%
Starwood Hotels & Resorts Worldwide, Inc.	39,660	2,481,923
Industrial Gases — 3.8%
Airgas, Inc.	74,600	3,104,852
Investment Management/Advisor Services — 8.5%
Affiliated Managers Group, Inc.†	33,050	3,681,770
Ameriprise Financial, Inc.	55,530	3,274,049
		6,955,819
Machinery – Construction & Mining— 1.5%
Bucyrus International, Inc., Class A	27,500	1,274,570
Medical-Drugs — 3.0%
Allergan, Inc.	21,010	2,452,077
Non-Hazardous Waste Disposal — 3.5%
Republic Services, Inc.	65,400	2,828,550
Steel-Producer — 3.3%
Carpenter Technology Corp.	23,185	2,714,963
Telecom Services — 6.2%
Amdocs, Ltd.†	85,600	2,968,608
NTL, Inc.	77,500	2,111,875
		5,080,483
Telecommunication Equipment — 2.5%
CommScope, Inc.†	63,650	2,056,532
Transport-Marine — 3.4%
American Commercial Lines, Inc.	38,850	2,736,594
Wireless Equipment — 7.5%
American Tower Corp., Class A†	81,900	3,262,077
Crown Castle International Corp.†	82,193	2,889,906
		6,151,983
X-Ray Equipment — 2.5%
Hologic, Inc.†	37,050	2,058,127
Total Long-Term Investment Securities
(cost $67,258,252)		76,088,922
SHORT-TERM INVESTMENT SECURITIES — 4.8%
Time Deposits — 4.8%
Euro Time Deposit with State Street Bank & Trust Co.
1.80% due 02/01/07	$121,000	121,000
Euro Time Deposit with State Street Bank & Trust Co.
2.80% due 02/01/07	3,767,000	3,767,000
Total Short-Term Investment Securities
(cost $3,888,000)		3,888,000
TOTAL INVESTMENTS
(cost $71,146,252) (1)	97.9%	79,976,922
Other assets less liabilities	2.1	1,705,444
NET ASSETS	100.0%	$81,682,366

†                  Non-income producing security

(1)          See Note 4 for cost of investments on a tax basis

See Notes to Portfolio of Investments

FOCUSED SMALL-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS — January 31, 2007 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 93.5%
Advertising Services — 1.2%
inVentiv Health, Inc.†	127,100	$4,459,939
Apparel Manufacturers — 3.6%
Carter’s, Inc.†	120,000	3,048,000
Guess ?, Inc.†	142,400	10,268,464
		13,316,464
Banks-Commercial — 2.6%
PrivateBancorp, Inc.	86,000	3,215,540
Signature Bank†	191,800	6,350,498
		9,566,038
Batteries/Battery Systems — 1.2%
Energy Conversion Devices, Inc.†	127,600	4,395,820
Building-Residential/Commerical — 0.7%
Brookfield Homes Corp.	70,000	2,541,700
Casino Hotel — 3.6%
Wynn Resorts, Ltd.	120,000	13,408,800
Commercial Services — 1.3%
ChoicePoint, Inc.†	130,000	5,003,700
Commercial Services-Finance — 1.7%
Euronet Worldwide, Inc.†	221,600	6,395,376
Computer Graphics — 2.0%
Trident Microsystems, Inc.†	356,400	7,438,068
Computers-Memory Devices — 1.1%
SimpleTech, Inc.†	366,000	4,004,040
E-Marketing/Info — 4.0%
aQuantive, Inc.†	260,429	6,979,497
Digital River, Inc.†	157,800	8,076,204
		15,055,701
Electronic Components-Misc. — 2.2%
Daktronics, Inc.	240,000	8,296,800
Electronic Measurement Instruments — 1.2%
Itron, Inc.†	78,900	4,547,796
Finance-Consumer Loans — 0.9%
The First Marblehead Corp.	60,000	3,264,000
Finance-Investment Banker/Broker — 2.0%
Jefferies Group, Inc.	250,000	7,365,000
Finance-Other Services — 1.5%
International Securities Exchange Holdings, Inc.	140,000	5,800,200
Footwear & Related Apparel — 1.2%
Heelys, Inc.†	120,000	4,560,000
Insurance-Property/Casualty — 1.9%
Arch Capital Group, Ltd.†	110,000	7,104,900
Internet Content-Information/News — 1.7%
Baidu.com ADR†	52,100	6,509,374
Internet Infrastructure Equipment — 1.5%
Avocent Corp.†	162,300	5,605,842
Internet Telephone — 0.6%
j2 Global Communications, Inc.†	82,100	2,174,008
Investment Management/Advisor Services — 1.3%
Cohen & Steers, Inc.	100,000	4,875,000
Medical Information Systems — 2.2%
Allscripts Heathcare Solutions, Inc.†	253,200	7,747,920
Eclipsys Corp.†	28,700	562,520
		8,310,440
Medical Instruments — 3.3%
Edwards Lifesciences Corp.†	163,000	8,339,080
Intuitive Surgical, Inc.†	41,385	4,072,698
		12,411,778
Medical-Biomedical/Gene — 4.1%
Illumina, Inc.†	204,800	8,366,080
Omrix Biopharmaceuticals, Inc.†	207,800	7,081,824
		15,447,904
Medical-Drugs — 1.3%
Adams Respiratory Therapeutics, Inc.†	108,300	4,857,255
Medical-HMO — 6.1%
AMERIGROUP Corp.†	130,000	4,713,800
Centene Corp.†	290,100	7,229,292
WellCare Health Plans, Inc.†	139,500	10,808,460
		22,751,552
Medical-Nursing Homes — 2.6%
Manor Care, Inc.	180,000	9,583,200
Medical-Outpatient/Home Medical — 1.0%
Amedisys, Inc.†	114,200	3,690,944
Metal Processors & Fabrication — 2.0%
Ladish Co,. Inc.†	185,800	7,562,060
Networking Products — 3.1%
Acme Packet, Inc.†	348,400	5,532,592
Atheros Communications, Inc.†	250,000	5,940,000
		11,472,592
Oil & Gas Drilling — 4.0%
Atwood Oceanics, Inc.†	90,500	4,377,485
Bronco Drilling Co., Inc.†	236,800	3,758,016
Helmerich & Payne, Inc.	250,000	6,707,500
		14,843,001
Oil Companies-Exploration & Production — 2.2%
Carrizo Oil & Gas, Inc.†	149,800	4,299,260
Encore Acquisition Co.†	150,000	3,892,500
		8,191,760
Oil-Field Services — 2.0%
Hercules Offshore, Inc.†	29,600	782,624
Oceaneering International, Inc.†	165,100	6,516,497
		7,299,121
Retail-Apparel/Shoe — 2.7%
Bebe Stores, Inc.	280,300	5,191,156
Under Armour, Inc., Class A†	100,400	5,100,320
		10,291,476
Retail-Automobile — 1.8%
CarMax, Inc.†	120,000	6,891,600
Retail-Bedding — 1.6%
Select Comfort Corp.†	326,250	6,016,050
Retail-Restaurants — 3.4%
Panera Bread Co., Class A†	82,000	4,834,720
Texas Roadhouse, Inc., Class A†	355,900	4,818,886
The Cheesecake Factory, Inc.†	110,000	3,039,300
		12,692,906

Security Description	Shares/ Principal Account	Value (Note 1)
School — 2.0%
DeVry, Inc.	270,000	$7,603,200
Semiconductor Equipment — 3.3%
FormFactor, Inc.†	125,000	5,081,250
Tessera Technologies, Inc.†	191,600	7,326,784
		12,408,034
Soap & Cleaning Preparation — 1.2%
Church & Dwight Co., Inc.	100,000	4,531,000
Transport-Services — 2.0%
C.H. Robinson Worldwide, Inc.	140,000	7,427,000
Vitamins & Nutrition Products — 1.1%
Herbalife, Ltd.†	131,200	4,303,360
X-Ray Equipment — 1.5%
Hologic, Inc.†	100,800	5,599,440
Total Long-Term Investment Securities
(cost $273,290,850)		349,874,239
REPURCHASE AGREEMENTS — 5.9%
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 01/31/07, to be repurchased 02/01/07 in the amount of $18,795,566 and collateralized by $20,460,000 of Federal National Mtg. Assoc. Bonds, bearing interest at 5.55%, due 07/10/28 and having an approximate value of $19,172,739	$18,794,000	18,794,000
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 01/31/07, to be repurchased 02/01/07 in the amount of $332,028 and collateralized by $365,000 of Federal National Mtg. Assoc. Bonds, bearing interest at 5.50%, due 07/14/28 and having an approximate value of $340,567	332,000	332,000
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 01/31/07, to be repurchased 02/01/07 in the amount of $3,187,266 and collateralized by $3,270,000 of Federal Home Loan Mtg. Bank Notes, bearing interest at 3.75%, due 08/15/08 and having an approximate value of $3,252,630	3,187,000	3,187,000
Total Repurchase Agreements
(cost $22,313,000)		22,313,000
TOTAL INVESTMENTS
(cost $295,603,850) (1)	99.4%	372,187,239
Other assets less liabilities	0.6	2,063,848
NET ASSETS	100.0%	$374,251,087

†                  Non-income producing security

(1)          See Note 4 for cost of investments on a tax basis

ADR — American Depository Receipt

See Notes to Portfolio of Investments

FOCUSED LARGE-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS — January 31, 2007 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 99.5%
Aerospace/Defense — 3.5%
Raytheon Co.	390,000	$20,241,000
Banks-Super Regional — 7.6%
Bank of America Corp.	522,370	27,466,215
Wachovia Corp.	282,600	15,966,900
		43,433,115
Computers — 7.4%
Hewlett-Packard Co.	480,000	20,774,400
International Business Machines Corp.	220,000	21,813,000
		42,587,400
Diversified Manufactured Operations — 4.3%
General Electric Co.	685,400	24,708,670
Finance-Investment Banker/Broker — 3.5%
Citigroup, Inc.	358,300	19,753,079
Finance-Mortgage Loan/Banker — 6.4%
Fannie Mae	323,800	18,304,414
Freddie Mac	286,300	18,589,459
		36,893,873
Food-Retail — 3.6%
Safeway, Inc.	570,000	20,537,100
Medical Products — 2.2%
Johnson & Johnson	186,100	12,431,480
Medical-Drugs — 2.1%
Pfizer, Inc.	463,000	12,149,120
Medical-HMO — 4.0%
UnitedHealth Group, Inc.	441,500	23,072,790
Multimedia — 1.6%
News Corp., Class A	384,900	8,948,925
Office Automation & Equipment — 3.8%
Xerox Corp.†	1,260,000	21,672,000
Oil Companies-Exploration & Production — 2.0%
Apache Corp.	158,500	11,565,745
Oil Companies-Integrated — 18.2%
Chevron Corp.	300,000	21,864,000
ConocoPhillips	540,000	35,861,400
Exxon Mobil Corp.	333,300	24,697,530
Marathon Oil Corp.	240,000	21,681,600
		104,104,530
Oil Refining & Marketing — 1.5%
Valero Energy Corp.	163,700	8,862,554
Retail-Discount — 3.2%
Wal-Mart Stores, Inc.	388,400	18,522,796
Retail-Major Department Stores — 3.8%
J.C. Penney Co., Inc.	270,000	21,934,800
Retail-Regional Department Stores — 3.3%
Dillard’s, Inc., Class A	550,000	18,887,000
Savings & Loans/Thrifts — 2.4%
Washington Mutual, Inc.	308,000	13,733,720
Steel-Producer — 3.5%
Nucor Corp.	310,000	20,007,400
Telephone-Integrated — 3.8%
AT&T, Inc.	577,200	21,720,036
Tobacco — 7.8%
Altria Group, Inc.	376,200	32,876,118
UST, Inc.	207,500	11,918,800
		44,794,918
Total Long-Term Investment Securities
(cost $482,297,502)		570,562,051
REPURCHASE AGREEMENT — 2.1%
State Street Bank & Trust Co. Joint Repurchase Agreement
(cost $11,731,000) (1)	$11,731,000	11,731,000
TOTAL INVESTMENTS
(cost $494,028,502) (2)	101.6%	582,293,051
Liabilities in excess of other assets	(1.6)	(9,110,784)
NET ASSETS	100.0%	$573,182,267

†      Non-income producing security

(1)   See Note 2 for details of Joint Repurchase Agreements.

(2)   See Note 4 for cost of investments on a tax basis

See Notes to Portfolio of Investments

FOCUSED VALUE PORTFOLIO @

PORTFOLIO OF INVESTMENTS — January 31, 2007 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 92.4%
Apparel Manufacturer — 2.3%
VF Corp.	191,500	$14,529,105
Banks-Fiduciary — 3.1%
Mellon Financial Corp.	457,527	19,554,704
Banks-Super Regional — 3.5%
Wachovia Corp.	397,931	22,483,102
Beverages-Non-alcoholic — 2.5%
Coca-Cola Co.	332,000	15,896,160
Broadcast Services/Program — 2.4%
Clear Channel Communications, Inc.	424,800	15,428,736
Chemicals-Diversified — 2.7%
Dow Chemical Co.	414,000	17,197,560
Diversified Operations — 6.0%
Hutchison Whampoa, Ltd. (1)	3,805,000	38,005,769
Electronic Components-Misc. — 3.8%
AVX Corp.	1,683,700	24,329,465
Finance-Commercial — 1.9%
CIT Group, Inc.	208,090	12,268,986
Insurance-Multi-line — 3.1%
Assurant, Inc.	351,300	19,525,254
Insurance-Property/Casualty — 3.4%
ProAssurance Corp.†	428,800	21,778,752
Machinery-Farming — 2.4%
Alamo Group, Inc.	634,075	15,331,934
Medical-Drugs — 2.7%
Pfizer, Inc.	650,000	17,056,000
Oil Companies-Exploration & Production — 7.5%
Devon Energy Corp.	269,300	18,875,237
EnCana Corp.	597,497	28,697,781
		47,573,018
Publishing-Newspapers — 7.0%
New York Times Co., Class A	745,000	17,202,050
Tribune Co.	455,000	13,895,700
Washington Post Co., Class B	17,800	13,576,060
		44,673,810
Real Estate Operations & Development — 7.6%
Forest City Enterprises, Inc., Class A	428,112	25,879,370
Hang Lung Group, Ltd. (1)	1,023,000	3,510,446
Hang Lung Properties, Ltd. (1)	6,960,000	19,030,691
		48,420,507
Retail-Auto Parts — 4.3%
AutoZone, Inc.†	217,900	27,374,777
Semiconductors Components-Intergrated Circuits — 5.7%
Linear Technology Corp.	570,743	17,664,496
Maxim Integrated Products, Inc.	610,000	18,788,000
		36,452,496
Steel-Producer — 6.0%
POSCO ADR	432,300	38,120,214
Telephone-Integrated — 8.1%
Deutsche Telekom AG ADR	891,000	15,690,510
Verizon Communications, Inc.	449,000	17,295,480
Windstream Corp.	1,247,505	18,562,874
		51,548,864
Transport-Marine — 3.7%
Teekay Shipping Corp.	472,600	23,729,246
Wireless Equipment — 2.7%
Nokia Oyj ADR	767,000	16,950,700
Total Long-Term Investment Securities
(cost $455,063,435)		588,229,159
REPURCHASE AGREEMENTS — 7.4%
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 01/31/07, to be repurchased 02/01/07 in the amount of $3,945,329 and collateralized by $4,315,000 of Federal National Mtg. Assoc. Notes, bearing interest at 5.50%, due 07/14/28 and having an approximate value of $4,026,150	$3,945,000	3,945,000
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 01/31/07, to be repurchased 02/01/07 in the amount of $35,117,926 and collateralized by $38,225,000 of Federal National Mtg. Assoc. Notes, bearing interest at 5.55%, due 07/10/28 and having an approximate value of $35,820,036	35,115,000	35,115,000
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 01/31/07, to be repurchased 02/01/07 in the amount of $8,088,674 and collateralized by $8,220,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 5.45%, due 11/21/13 and having an approximate value of $8,250,825	8,088,000	8,088,000
Total Repurchase Agreements
(cost $47,148,000)		47,148,000
TOTAL INVESTMENTS
(cost $502,211,435) (2)	99.8%	635,377,159
Other assets less liabilities	0.2	1,588,298
NET ASSETS	100.0%	$636,965,457

@                          On November 21, 2006 Focused Multi-Cap Value Portfolio changed its name to Focused Value Portfolio.

†                                Non-income producing security

(1)                        Security was valued using fair value procedures at January 31, 2007. See Note 1 regarding fair value pricing procedures for foreign equity securities.

(2)                        See Note 4 for cost of investments on a tax basis

ADR           — American Depository Receipt

See Notes to Portfolio of Investments

FOCUSED MID-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS — January 31, 2007 (unaudited)

	Shares/
	Principal	Value
Security Description	Amount	(Note 1)
COMMON STOCK — 98.5%
Advertising Services — 2.6%
R.H. Donnelley Corp.	32,000	$2,130,560
Airport Development/Maintenance — 1.3%
Beijing Capital International Airport Co., Ltd. (1)	1,150,000	1,063,428
Auto-Heavy Duty Trucks — 2.2%
Oshkosh Truck Corp., Class B	33,500	1,768,800
Building Products-Cement — 6.9%
Martin Marietta Materials, Inc.	48,500	5,597,870
Chemicals-Specialty — 8.9%
Ashland, Inc.	66,000	4,590,300
Cytec Industries, Inc.	44,000	2,561,680
		7,151,980
Diversified Manufactured Operations — 1.9%
Crane Co.	40,000	1,553,200
Electric-Integrated — 11.2%
Allegheny Energy, Inc.†	111,500	5,186,980
Korea Electric Power Corp. ADR	50,000	1,143,500
Sierra Pacific Resources†	160,000	2,723,200
		9,053,680
Electronic Connectors — 2.6%
Thomas & Betts Corp.†	43,500	2,083,215
Finance-Other Services — 18.1%
CBOT Holdings, Inc., Class A†	24,000	4,051,200
International Securities Exchange Holdings, Inc.	60,000	2,485,800
NYSE Group, Inc.†	58,000	5,798,840
The Nasdaq Stock Market, Inc.†	66,000	2,249,280
		14,585,120
Home Decoration Products — 3.3%
Newell Rubbermaid, Inc.	89,000	2,629,060
Hotel/Motel — 2.8%
Wyndham Worldwide Corp.†	72,000	2,246,400
Instruments-Scientific — 3.8%
Thermo Fisher Scientific, Inc.†	64,500	3,086,325
Machine Tools & Related Products — 4.2%
Kennametal, Inc.	55,000	3,399,000
Machinery-General Industrial — 3.4%
Albany International Corp., Class A	80,000	2,715,200
Machinery-Print Trade — 3.0%
Zebra Technologies Corp., Class A†	70,000	2,426,900
Oil Companies-Exploration & Production — 1.6%
Canadian Oil Sands Trust	50,000	1,277,617
Paper & Related Products — 3.6%
Temple-Inland, Inc.	58,500	2,921,490
Publishing-Periodicals — 3.0%
Idearc, Inc.†	76,000	2,463,920
Savings & Loans/Thrifts — 3.5%
Hudson City Bancorp, Inc.	203,000	2,795,310
Specified Purpose Acquisitions — 3.2%
Group Bruxelles Lambert SA (1)	22,000	2,574,317
Telecommunication Equipment — 3.0%
ADTRAN, Inc.	110,000	2,437,600
Transport-Truck — 4.4%
YRC Worldwide, Inc.†	80,000	3,548,000
Total Long-Term Investment Securities
(cost $65,620,959)		79,508,992
SHORT-TERM INVESTMENT SECURITIES — 2.2%
Time Deposit — 2.2%
Euro Time Deposit with State Street Bank & Trust Co.
2.80% due 02/01/07
(cost $1,774,000)	$1,774,000	1,774,000
TOTAL INVESTMENTS
(cost $67,394,959) (2)	100.7%	81,282,992
Liabilities in excess of other assets	(0.7)	(600,651)
NET ASSETS	100.0%	$80,682,341

†                                Non-income producing security

(1)                        Security was valued using fair value procedures at January 31, 2007. See Note 1 regarding fair value pricing procedures for foreign equity securities.

(2)                        See Note 4 for cost of investments on a tax basis

ADR           —  American Depository Receipt

See Notes to Portfolio of Investments

FOCUSED SMALL-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS — January 31, 2007 (unaudited)

	Shares/
Security Description	Principal Amount	Value (Note 1)
COMMON STOCK — 98.1%
Aerospace/Defense — 1.5%
Armor Holdings, Inc.†	91,300	$5,523,650
Agricultural Operations — 1.0%
Andersons, Inc.	92,000	3,657,920
Airlines — 3.4%
Alaska Air Group, Inc.†	132,500	5,677,625
Republic Airways Holdings, Inc.†	345,500	6,605,960
		12,283,585
Apparel Manufacturer — 2.2%
Phillips-Van Heusen Corp.	140,000	7,721,000
Chemicals-Specialty — 1.4%
Terra Industries, Inc.†	350,000	4,980,500
Computer Aided Design — 2.0%
MSC.Software Corp.†	444,100	6,972,370
Consumer Products-Misc. — 1.6%
Helen Of Troy Ltd.†	237,500	5,726,125
Cosmetics & Toiletries — 1.2%
Physicians Formula Holdings, Inc.†	206,500	4,280,745
Disposable Medical Products — 2.0%
Merit Medical Systems, Inc.†	463,000	7,296,880
Diversified Manufactured Operations — 2.0%
Lancaster Colony Corp.	165,000	7,217,100
Drug Delivery Systems — 2.6%
Noven Pharmaceuticals, Inc.†	345,692	9,458,133
E-Commerce/Products — 1.0%
Nutri/System, Inc.†	80,000	3,524,000
Electric-Integrated — 4.9%
Cleco Corp.	279,100	7,128,214
IDACORP, Inc.	132,000	4,877,400
WPS Resources Corp.	106,200	5,633,910
		17,639,524
Finance-Consumer Loans — 1.6%
ASTA Funding, Inc.	176,800	5,696,496
Finance-Investment Banker/Broker — 5.9%
Jefferies Group, Inc.	217,000	6,392,820
Knight Capital Group, Inc., Class A†	479,500	8,664,565
Piper Jaffray Cos., Inc.†	90,400	6,232,176
		21,289,561
Food-Confectionery — 1.6%
J. M. Smucker Co.	119,300	5,665,557
Food-Wholesale/Distribution — 1.6%
Nash Finch Co.	203,900	5,888,632
Footwear & Related Apparel — 2.7%
Wolverine World Wide, Inc.	314,400	9,674,088
Health Care Cost Containment — 1.5%
Healthspring, Inc.†	280,300	5,513,501
Human Resources — 2.7%
MPS Group, Inc.†	639,500	9,579,710
Insurance-Life/Health — 1.2%
Delphi Financial Group, Inc., Class A	109,400	4,314,736
Insurance-Property/Casualty — 2.9%
Argonaut Group, Inc.†	166,100	5,570,994
Selective Insurance Group, Inc.	97,000	4,990,650
		10,561,644
Insurance-Reinsurance — 3.0%
Endurance Specialty Holdings, Ltd.	159,200	5,412,800
Platinum Underwriters Holdings, Ltd.	184,100	5,495,385
		10,908,185
Internet Application Software — 2.3%
RealNetworks, Inc.†	786,000	8,386,620
Machinery-General Industrial — 1.1%
Gardner Denver, Inc.†	101,900	3,928,245
Medical Products — 1.5%
Cooper Cos., Inc.	112,300	5,356,710
Medical-Generic Drugs — 2.6%
Perrigo Co.	537,600	9,289,728
Medical-Hospitals — 1.6%
LifePoint Hospitals, Inc.†	168,800	5,735,824
Metal-Iron — 1.1%
Cleveland-Cliffs, Inc.	72,800	3,979,248
Multimedia — 0.6%
Martha Stewart Living Omnimedia, Inc., Class A	122,900	2,262,589
Networking Products — 3.6%
Anixter International, Inc.†	232,400	12,844,748
Oil Companies-Exploration & Production — 6.2%
Edge Petroleum Corp.†	344,100	5,096,121
Parallel Petroleum Corp.†	315,500	6,205,885
Petroquest Energy, Inc.†	442,900	5,770,987
W&T Offshore, Inc.	170,000	5,222,400
		22,295,393
Oil-Field Services — 0.8%
Cal Dive International, Inc.†	225,000	2,783,250
Printing-Commercial — 1.9%
Valassis Communications, Inc.†	440,000	6,762,800
Real Estate Investment Trusts — 5.3%
Home Properties, Inc.	118,700	7,631,223
Inland Real Estate Corp.	381,900	7,722,018
Pennsylvania Real Estate Investment Trust	85,000	3,629,500
		18,982,741
Retail-Apparel/Shoe — 3.7%
Charming Shoppes, Inc.†	599,400	7,864,128
Men’s Wearhouse, Inc.	125,200	5,376,088
		13,240,216
Retail-Pawn Shops — 2.6%
Cash America International, Inc.	222,000	9,481,620
Savings & Loans/Thrifts — 2.8%
BankUnited Financial Corp. Class A	205,300	5,664,227
Dime Community Bancshares	311,500	4,183,445
		9,847,672
Telecommunication Equipment — 1.2%
Arris Group, Inc.†	310,000	4,408,200
Telephone-Integrated — 1.6%
Alaska Communications Systems Group, Inc.	363,400	5,872,544

	Shares/
	Principal	Value
Security Description	Amount	(Note 1)
Tobacco — 1.6%
Vector Group, Ltd.	315,600	$5,671,332
Transport-Equipment & Leasing — 1.3%
GATX Corp.	100,000	4,560,000
Transport-Marine — 3.2%
OMI Corp.	283,200	6,247,392
StealthGas, Inc.	437,454	5,315,066
		11,562,458
Total Long-Term Investment Securities
(cost $330,381,935)		352,625,580
REPURCHASE AGREEMENTS — 2.6%
State Street Bank & Trust Co., Joint Repurchase Agreement (1)
(cost $9,196,000)	$9,196,000	9,196,000
TOTAL INVESTMENTS
(cost $339,577,935) (2)	100.7%	361,821,580
Liabilities in excess of other assets	(0.7)	(2,436,538)
NET ASSETS	100.0%	$359,385,042

†           Non-income producing security

(1)        See Note 2 for details of Joint Repurchase Agreements

(2)        See Note 4 for cost of investment on a tax basis

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of January 31, 2007	Unrealized Appreciation (Depreciation)
6 Long	Russell 2000 Index	March 2007	$ 468,493	$ 482,640	$ 14,147

See Notes to Portfolio of Investments

FOCUSED GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS — January 31, 2007 (unaudited)

	Shares/
	Principal	Value
Security Description	Amount	(Note 1)
COMMON STOCK — 95.5%
Aerospace/Defense — 4.8%
General Dynamics Corp.	134,357	$10,499,999
Lockheed Martin Corp.	89,325	8,681,497
		19,181,496
Banks-Super Regional — 5.5%
Bank of America Corp.	220,860	11,612,819
Wachovia Corp.	184,000	10,396,000
		22,008,819
Building-Residential/Commerical — 3.7%
Lennar Corp., Class A	273,664	14,881,848
Cable TV — 4.1%
Comcast Corp., Class A†	369,776	16,388,472
Casino Hotel — 7.5%
Las Vegas Sands Corp.†	292,428	30,432,982
Cellular Telecom — 2.9%
NII Holdings, Inc.†	158,600	11,704,680
Computers — 2.7%
Dell, Inc.†	455,200	11,038,600
Diversified Manufactured Operations — 4.0%
General Electric Co.	443,600	15,991,780
Finance-Investment Banker/Broker — 3.2%
Citigroup, Inc.	233,300	12,861,829
Medical Information Systems — 3.9%
Eclipsys Corp.†	810,800	15,891,680
Medical Products — 2.0%
Johnson & Johnson	121,600	8,122,880
Medical-Biomedical/Gene — 4.7%
Genentech, Inc.†	217,464	18,999,830
Medical-HMO — 4.5%
UnitedHealth Group, Inc.	350,494	18,316,817
Metal-Copper — 4.0%
Southern Copper Corp.	261,400	16,337,500
Multimedia — 1.4%
News Corp., Class A	247,800	5,761,350
Networking Products — 2.5%
Cisco Systems, Inc.†	377,697	10,042,963
Oil Companies-Exploration & Production — 2.7%
Apache Corp.	149,500	10,909,015
Oil Companies-Integrated — 6.3%
Exxon Mobil Corp.	345,900	25,631,190
Oil Refining & Marketing — 1.4%
Valero Energy Corp.	107,000	5,792,873
Retail-Discount — 3.0%
Wal-Mart Stores, Inc.	252,900	12,060,801
Telephone-Integrated — 8.3%
AT&T, Inc.	373,600	14,058,568
Level 3 Communications, Inc.†	3,159,800	19,622,358
		33,680,926
Transport-Rail — 2.9%
Burlington Northern Santa Fe Corp.	146,333	11,759,320
Transport-Services — 1.9%
FedEx Corp.	71,155	7,855,512
Wireless Equipment — 7.6%
American Tower Corp., Class A†	360,400	14,354,732
Motorola, Inc.	814,100	16,159,885
		30,514,617
Total Long-Term Investment Securities
(cost $306,519,020)		386,167,780
REPURCHASE AGREEMENTS — 7.8%
State Street Bank & Trust Joint Repurchase Agreement (1)	$12,654,000	12,654,000
Agreement with State Street Bank & Trust Co., bearing interest at 3.00% dated 01/0/07, to be repurchased 02/02/07 in the amount of $8,205,684 and collateralized by $8,390,000 of Federal Home Loan Mtg. Corp., bearing interest at 5.30% due 01/09/12 and having an approximate value of $8,369,025	8,204,000	8,204,000
Agreement with State Street Bank & Trust Co., bearing interest at 3.00% dated 01/31/07, to be repurchased 02/01/07 in the amount of $10,527,877 and collateralized by $11,510,000 of Federal National Mtg. Assoc. Notes, bearing interest at 5.50% due 07/14/28 and having an approximate value of $10,739,509	10,527,000	10,527,000
Total Repurchase Agreements
(cost $31,385,000)		31,385,000
TOTAL INVESTMENTS
(cost $337,904,020) (2)	103.3%	417,552,780
Liabilities in excess of other assets	(3.3)	(13,372,759)
NET ASSETS	100.0%	$404,180,021

†                                Non-income producing security

(1)                        See Note 2 for details of Joint Repurchase Agreement

(2)                        See Note 4 for cost of investments on a tax basis

See Notes to Portfolio of Investments

FOCUSED INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS — January 31, 2007 (unaudited)

	Shares/
	Principal	Value
Security Description	Amount	(Note 1) (2)
COMMON STOCK — 96.5%
Australia — 1.8%
Macquarie Bank, Ltd.	100,443	$6,331,847
Austria — 4.1%
Erste Bank der Oesterreichischen Sparkassen AG	184,732	14,458,040
Bermuda — 3.4%
Willis Group Holdings, Ltd.	295,000	12,053,700
Cyprus — 2.9%
Marfin Popular Bank Public Co.	947,431	10,323,209
France — 6.3%
Vallourec SA	41,681	10,872,857
Vivendi Universal SA	271,200	11,204,122
		22,076,979
Germany — 12.6%
Bayerische Motoren Werke AG	220,000	13,484,824
Continental AG	49,133	5,947,423
Deutsche Bank AG	89,092	12,594,984
Siemens AG	111,926	12,329,995
		44,357,226
Ireland — 3.9%
Bank of Ireland (Dublin)	618,500	13,823,860
Italy — 3.5%
UniCredito Italiano SpA	1,324,820	12,310,042
Japan — 18.5%
Daiwa Securities Group, Inc.	564,000	6,960,131
Hoya Corp.	301,400	10,954,000
Mitsubishi UFJ Financial Group, Inc.	927	11,256,713
Square Enix Co., Ltd.	567,200	15,487,386
THK Co., Ltd.	406,300	9,920,101
Yamada Denki Co., Ltd.	122,600	10,198,147
		64,776,478
Mexico — 3.1%
America Movil SA de CV, Series L ADR	245,312	10,882,040
Netherlands — 2.7%
Akzo Nobel NV	150,169	9,443,017
Singapore — 1.9%
CapitaLand, Ltd.	1,509,000	6,663,712
South Korea — 2.1%
SK Telecom Co., Ltd.	34,000	7,243,961
Sweden — 2.9%
Atlas Copco AB, Class A	294,950	10,158,281
Switzerland — 14.0%
Adecco SA	244,500	15,745,702
Lonza Group AG	115,468	10,951,892
Novartis AG	71,337	4,119,077
Roche Holding AG	97,186	18,322,096
		49,138,767
United Kingdom — 12.8%
Diageo PLC	776,800	15,140,495
GlaxoSmithKline PLC	546,100	14,728,202
Tesco PLC	1,831,831	15,080,132
		44,948,829
Total Long-Term Investment Securities
(cost $276,224,804)		338,989,988
SHORT-TERM INVESTMENT SECURITIES — 0.5%
Euro Time Deposit with State Street Bank & Trust Co.
2.80% due 02/01/07 (cost $1,602,000)	$1,602,000	1,602,000
REPURCHASE AGREEMENTS — 1.7%
Agreement with State Street Bank & Trust Co., bearing interest 3.00%, dated 01/31/07, to be repurchased 02/01/07 in the amount of $4,051,338 and collateralized by $4,145,000 Federal Home Loan Mtg. Notes, bearing interest at 5.30%, due 01/09/12 and having an approximate aggregate value of $4,134,638	4,051,000	4,051,000
Agreement with State Street Bank & Trust Co., bearing interest 3.00%, dated 01/31/07, to be repurchased 02/01/07 in the amount of $1,924,160 and collateralized by $1,970,000 Federal Home Loan Mtg. Notes, bearing interest at 5.30%, due 01/09/12 and having an approximate aggregate value of $1,965,075	1,924,000	1,924,000
Total Repurchase Agreements
(cost $5,975,000)		5,975,000
TOTAL INVESTMENTS
(cost $283,801,804) (1)	98.7%	346,566,988
Other assets less liabilities	1.3	4,716,729
NET ASSETS	100.0%	$351,283,717

(1)                    See Note 4 for cost of investments on a tax basis

(2)                    A substantial number of the Portfolio’s holdings were valued using fair value procedures at January 31, 2007. At January 31, 2007, the aggregate value of these securities were $316,054,248 representing 90.0% of net assets. See Note 1 regarding fair value pricing procedures for foreign equity securities.

ADR       — American Depository Receipt

Open Forward Foreign Currency Contracts

Contract		Delivery	In		Gross Unrealized
to Deliver		Date	Exchange For		Appreciation/Depreciation
GBP	1,510,000	07/05/2007	USD	2,946,403	$(17,423)
GBP	1,550,000	07/18/2007	USD	3,035,644	(6,311)
GBP	1,500,000	07/25/2007	USD	2,977,050	33,423
					$9,689

GBP - Pound Sterling

USD - United States Dollar

Portfolio breakdown by industry as a percentage of net assets:
Banks-Commercial	21.3%
Medical-Drugs	10.6
Cellular Telecom	5.2
Human Resources	4.5
Entertainment Software	4.4
Beverages-Wine/Spirits	4.3
Food-Retail	4.3
Auto-Cars/Light Trucks	3.8
Finance-Investment Banker/Broker	3.8
Diversified Manufactured Operations	3.5
Insurance Brokers	3.4
Multimedia	3.2
Chemicals-Specialty	3.1
Electronic Components-Misc.	3.1
Steel Pipe & Tube	3.1
Machinery-Construction & Mining	2.9
Retail-Consumer Electronics	2.9
Machine Tools & Related Products	2.8
Chemicals-Diversified	2.7
Real Estate Operations & Development	1.9
Repurchase Agreements	1.7
Rubber-Tires	1.7
Time Deposits	0.5
98.7%

See Notes to Portfolio of Investments

FOCUSED TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS — January 31, 2007 (unaudited)

	Shares/
	Principal	Value
Security Description	Amount	(Note 1)
COMMON STOCK — 98.3%
Applications Software — 5.9%
Microsoft Corp.	92,400	$2,851,464
Salesforce.com, Inc.†	45,700	2,003,031
		4,854,495
Batteries/Battery Systems — 3.8%
Energy Conversion Devices, Inc.†	91,200	3,141,840
Cable TV — 1.9%
Comcast Corp., Special Class A†	36,150	1,571,079
Computer Aided Design — 5.2%
Autodesk, Inc.†	97,720	4,272,318
Computers — 17.0%
Apple Computer, Inc.†	79,340	6,801,819
Hewlett-Packard Co.	118,190	5,115,263
Research In Motion, Ltd.†	15,440	1,972,923
		13,890,005
E-Commerce/Services — 8.3%
eBay, Inc.†	85,900	2,782,301
Move, Inc.†	638,050	4,032,476
		6,814,777
Electronic Components-Semiconductors — 4.7%
Intersil Corp., Class A	56,000	1,319,360
Texas Instruments, Inc.	81,800	2,551,342
		3,870,702
Enterprise Software/Service — 5.3%
Lawson Software, Inc.†	221,000	1,659,710
Oracle Corp.†	156,900	2,692,404
		4,352,114
Entertainment Software — 2.3%
Electronic Arts, Inc.†	38,300	1,915,000
Finance-Investment Banker/Broker — 4.9%
E*TRADE Financial Corp.†	164,560	4,011,973
Finance-Other Services — 3.3%
Chicago Merchantile Exchange Holdings, Inc.	4,810	2,709,473
Networking Products — 3.3%
Cisco Systems, Inc.†	102,100	2,714,839
Semiconductors Components-Intergrated Circuits — 5.7%
Integrated Device Technology, Inc.†	171,200	2,590,256
Marvell Technology Group, Ltd.†	111,170	2,033,299
		4,623,555
Telecommunication Equipment — 2.7%
Comverse Technology, Inc.†	113,930	2,204,546
Telephone-Integrated — 2.7%
Level 3 Communications, Inc.†	352,000	2,185,920
Toys — 3.1%
Nintendo Co., Ltd. (1)	8,410	2,497,711
Web Hosting/Design — 5.5%
Equinix, Inc.†	53,100	4,464,117
Web Portals/ISP — 8.5%
Google, Inc., Class A†	13,792	6,913,930
Wireless Equipment — 4.2%
American Tower Corp., Class A†	85,110	3,389,931
Total Long-Term Investment Securities
(cost $66,665,200)		80,398,325
REPURCHASE AGREEMENTS — 2.2%
State Street Bank & Trust Co. Joint Repurchase Agreement (2)	$1,314,000	1,314,000
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 01/31/07, to be repurchased 02/01/07 in the amount of $456,038 and collateralized by $470,000 Federal Home Loan Mtg. Corp. Notes, bearing interest at 5.30%, due 01/09/12 and having an approximate value of $468,825	456,000	456,000
Total Repurchase Agreements
(cost $1,770,000)		1,770,000
TOTAL INVESTMENTS
(cost $68,435,200) (3)	100.5%	82,168,325
Liabilities in excess of other assets	(0.5)	(432,599)
NET ASSETS	100.0%	$81,735,726

†                                Non-income producing security

(1)                        Security was valued using fair value procedures at January 31, 2007. See Note 1 regarding fair value pricing procedures for foreign equity securities.

(2)                        See Note 2 for details of Joint Repurchase Agreement

(3)                        See Note 4 for cost of investments on a tax basis

See Notes to Portfolio of Investments

FOCUSED DIVIDEND STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS — January 31, 2007 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 99.8%
Apparel Manufacturer — 3.2%
VF Corp.	82,400	$6,251,688
Auto-Cars/Light Trucks — 3.2%
General Motors Corp.	188,800	6,200,192
Building & Construction Products-Misc. — 3.4%
Masco Corp.	207,100	6,625,129
Chemicals-Diversified — 10.0%
Dow Chemical Co.	151,700	6,301,618
E.I. du Pont de Nemours and Co.	142,900	7,082,124
PPG Industries, Inc.	90,300	5,985,987
		19,369,729
Commercial Services — 3.5%
ServiceMaster Co.	512,000	6,681,600
Commercial Services-Finance — 3.4%
H&R Block, Inc.	270,300	6,649,380
Diversified Manufactured Operations — 6.3%
3M Co.	80,500	5,981,150
General Electric Co.	169,600	6,114,080
		12,095,230
Electronic Components-Misc. — 3.6%
Gentex Corp.	400,300	7,001,247
Finance-Investment Banker/Broker — 6.7%
Citigroup, Inc.	116,700	6,433,671
J.P. Morgan Chase & Co.	126,500	6,442,645
		12,876,316
Food-Misc. — 3.1%
Kraft Foods, Inc., Class A	170,100	5,939,892
Medical-Drugs — 9.9%
Bristol-Myers Squibb Co.	253,000	7,283,870
Merck & Co., Inc.	141,000	6,309,750
Pfizer, Inc.	207,600	5,447,424
		19,041,044
Metal-Copper — 3.8%
Southern Copper Corp.	118,500	7,406,250
Metal-Diversified — 2.8%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	94,100	5,411,691
Oil Companies-Integrated — 3.2%
Chevron Corp.	86,000	6,267,680
Paper & Related Products — 3.5%
Louisiana-Pacific Corp.	296,100	6,783,651
Publishing-Newspapers — 3.1%
Dow Jones & Co., Inc.	159,200	6,003,432
Retail-Apparel/Shoe — 3.2%
Limited Brands, Inc.	219,800	6,141,212
Telecom Services — 3.6%
Embarq Corp.	123,500	6,855,485
Telephone-Integrated — 6.8%
AT&T, Inc.	182,700	6,875,001
Verizon Communications, Inc.	162,600	6,263,352
		13,138,353
Tobacco — 9.3%
Altria Group, Inc.	69,600	6,082,344
Reynolds American, Inc.	88,900	5,734,050
UST, Inc.	107,600	6,180,544
		17,996,938
Toys — 4.2%
Hasbro, Inc.	282,700	8,028,680
Total Long-Term Investment Securities
(cost $170,187,109)		192,764,819
REPURCHASE AGREEMENT — 0.3%
State Street Bank & Trust Co., Joint Repurchase Agreement
(cost $576,000) (1)	$576,000	576,000
TOTAL INVESTMENTS
(cost $170,763,109) (2)	100.1%	193,340,819
Liabilities in excess of other assets	(0.1)	(166,578)
NET ASSETS	100.0%	$193,174,241

(1)                        See Note 2 for details of Joint Repurchase Agreement

(2)                        See Note 4 for cost of investments on a tax basis

See Notes to Portfolio of Investments

Note 1. Security Valuation

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and a Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Directors.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to a Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Future contracts traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Mutual funds held by the Portfolio are valued at the net asset value (market value) of the underlying fund. Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Directors.

Securities for which market quotations are not readily available or where a development/significant event occurs that may significantly impact the value of the security, are fair valued, as determined pursuant to procedures adopted in good faith by the Board of Directors.

Note 2. Repurchase Agreements

As of January 31, 2007, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

Portfolio	Percentage Interest	Principal Amount

Focused Growth	6.85%	$6,187,000
Focused Large-Cap Value	12.99	11,731,000
Focused Small-Cap Value	10.18	9,196,000
Focused Growth and Income	14.01	12,654,000
Focused Technology	1.45	1,314,000
Focused Dividend Strategy	0.64	576,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated January 31, 2007, bearing interest at a rate of 4.70% per annum, with a principal amount of $90,337,000, a repurchase price of $90,348,794, and a maturity date of February 01, 2007. The repurchase agreement is  collateralized by the following:

Types of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Bonds	8.75%	08/15/2020	$4,180,000	$5,855,039
U.S. Treasury Bonds	8.00	11/15/2021	1,705,000	2,246,338
U.S. Treasury Note	4.88	04/30/2008	83,215,000	84,047,150

Note 3. Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various funds advised by AIG SunAmerica Asset Management Corp. (“AIG SunAmerica” or the “Advisor”) (“AIG SunAmerica Funds”). For the three months ended January 31, 2007, transactions in these securities were as follows:

			Capital Gain
			Distribution	Market Value at
Portfolio	Security	Income	Received	October 31, 2006
Focused Equity Strategy	Various AIG SunAmerica Funds*	$1,599,895	$44,296,478	$651,893,584
Focused Multi-Asset Strategy	Various AIG SunAmerica Funds*	3,109,528	49,067,743	852,639,080
Focused Balanced Strategy	Various AIG SunAmerica Funds*	2,600,071	21,146,758	466,420,686
Focused Fixed Income and
Equity Strategy	Various AIG SunAmerica Funds*	567,928	1,328,371	64,938,651
Focused Fixed Income Strategy	Various AIG SunAmerica Funds*	259,082	86,095	23,435,588

					Change in
		Cost of	Cost of	Realized	Unrealized	Market Value at
Portfolio	Security	Purchases	Sales	Gain (Loss)	Gain (Loss)	January 31, 2007
Focused Equity Strategy	Various AIG SunAmerica Funds*	$59,814,225	$54,299,700	$10,133,971	$(18,229,648)	$649,312,432
Focused Multi-Asset Strategy	Various AIG SunAmerica Funds*	73,805,727	30,299,109	9,158,272	(20,785,573)	884,518,397
Focused Balanced Strategy	Various AIG SunAmerica Funds*	36,543,881	31,806,145	4,757,259	(8,939,927)	466,975,754
Focused Fixed Income and Equity Strategy	Various AIG SunAmerica Funds*	3,528,675	6,726,652	441,002	(654,913)	61,526,763
Focused Fixed Income Strategy	Various AIG SunAmerica Funds*	1,730,005	1,903,481	123,055	(88,996)	23,296,171

* See Portfolio of Investments for details.

Note 4. Federal Income Taxes

As of January 31, 2007, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

	Focused	Focused	Focused	Focused	Focused
	Equity Strategy	Multi-Asset Strategy	Balanced Strategy	Fixed Income and	Fixed Income Strategy
	Portfolio	Portfolio	Portfolio	Equity Strategy Portfolio	Portfolio
Cost	$593,759,532	$785,331,483	$438,148,382	$59,393,830	$22,977,407
Appreciation	56,712,548	102,747,796	31,857,206	2,730,258	745,848
Depreciation	(1,159,648)	(3,560,882)	(3,029,834)	(597,325)	(427,084)
Net unrealized appreciation (depreciation)	$55,552,900	$99,186,914	$28,827,372	$2,132,933	$318,764

					Focused Large-
	Focused Large-Cap	Focused Growth	Focused Mid-Cap	Focused Small-Cap	Cap Value
	Growth Portfolio	Portfolio	Growth	Growth Portfolio	Portfolio
Cost	$1,024,120,499	$335,652,215	$71,374,051	$295,632,217	$494,410,899
Appreciation	247,692,727	71,942,949	9,217,518	82,619,388	96,513,319
Depreciation	(28,291,379)	(8,606,577)	(524,088)	(6,064,366)	(8,631,167)
Net unrealized appreciation (depreciation)	$219,401,348	$63,336,372	$8,693,430	$76,555,022	$87,882,152

	Focused	Focused Mid-Cap		Focused Growth	Focused
	Value	Value	Focused Small-Cap	and Income	International
	Portfolio	Portfolio	Value Portfolio	Portfolio	Equity Portfolio
Cost	$502,232,399	$67,394,959	$341,455,988	$338,147,950	$283,858,828
Appreciation	140,360,730	14,474,171	26,648,978	79,651,903	67,641,748
Depreciation	(7,215,970)	(586,138)	(5,835,502)	(247,073)	(4,933,588)
Net unrealized appreciation (depreciation)	$133,144,760	$13,888,033	$20,813,476	$79,404,830	$62,708,160

	Focused Technology	Focused Dividend
	Portfolio	Strategy Portfolio
Cost	$68,869,505	$171,186,475
Appreciation	17,877,931	23,335,689
Depreciation	(4,579,111)	(1,181,345)
Net unrealized appreciation (depreciation)	$13,298,820	$22,154,344

Note 5. Other Information

On February 9, 2006, AIG, the parent company and an affiliated person of AIG SunAmerica and AIG SunAmerica Capital Services, Inc. (the “Distributor”) announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission (“SEC”). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG’s accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Portfolios.

AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”). Certain affiliated persons of AIG, including the Adviser and the Distributor, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including the Adviser and the Distributor, to continue to serve as investment adviser and principal underwriter of the Portfolios. The Adviser and Distributor expect that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United States Department of Justice (“DOJ”), the Attorney General of the State of New York (“NYAG”) and the New York State Department of Insurance (“DOI”), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG made payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG’s internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

Subject to receipt of permanent relief, the Adviser and the Distributor believe that the settlements are not likely to have a material adverse effect on their ability to perform their respective investment advisory and underwriting services or distribution, relating to the Portfolios.

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Focused Series, Inc.’s Annual and Semi-annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-
3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Focused Series, Inc.

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date: March 29, 2007

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date: March 29, 2007

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: March 29, 2007